Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2022
Net income per ordinary share
Basic and diluted number of shares
	December 31,
	2022	2021	2020
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	7,732,132	7,732,132	7,732,132